The Company (Details Narrative) - USD ($)				1 Months Ended
	Mar. 20, 2018	Sep. 02, 2012	Jul. 10, 2012	Dec. 31, 2018
United Century Holdings Limited [Member]
Number of shares acquire		20,003,319
Percentage of outstanding shares		100.00%
United Asia Medical Network Company Limited [Member]
Number of shares acquire			8,000,000
Percentage of outstanding shares			98.49%
Common stock, par value (in dollars per share)			$ 0.1282
Dragon Jade Medical Company [Member]
Number of shares acquire	3,000
Percentage of outstanding shares	30.00%
Total consideration	$ 900,000
Purchase price	$ 300
Montrose Food & Wine H.K [Member]
Number of shares acquire				100,000
Purchase price				$ 256,410.26